Stock-based Compensation (Disclosure of detailed information about options, valuation assumptions) (Details)	12 Months Ended
	Jan. 31, 2022 CAD ($) Year	Jan. 31, 2021 CAD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested stock-based compensation expense	$ 16,438	$ 53,204
Stock Options Granted in October 2018 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		2.26%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		100.00%
Option life, share options granted | Year		2
Unvested stock-based compensation expense		$ 0
Stock Options Granted in November 2018 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		2.30%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		100.00%
Option life, share options granted | Year		3
Unvested stock-based compensation expense		$ 0
Stock Options Granted on April 6, 2020 [Member] | Directors, officers and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.47%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		135.00%
Option life, share options granted | Year		1
Unvested stock-based compensation expense		$ 0
Stock Options Granted on July 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.35%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		207.00%
Option life, share options granted | Year		5
Unvested stock-based compensation expense	0	$ 34,246
Stock Options Granted on September 17, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.26%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		189.00%
Option life, share options granted | Year		1.5
Unvested stock-based compensation expense		$ 0
Stock Options Granted on September 21, 2020 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate		0.23%
Expected dividends		0.00%
Expected forfeiture rate		0.00%
Expected volatility		188.00%
Option life, share options granted | Year		1
Unvested stock-based compensation expense	$ 0	$ 18,958
Stock Options Granted on March 23, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.26%
Expected dividends	0.00%
Expected forfeiture rate	0.00%
Expected volatility	134.30%
Option life, share options granted | Year	1
Unvested stock-based compensation expense	$ 1,834
Stock Options Granted on June 9, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.32%
Expected dividends	0.00%
Expected forfeiture rate	0.00%
Expected volatility	146.38%
Option life, share options granted | Year	1.5
Unvested stock-based compensation expense	$ 6,778
Stock Options Granted on July 30, 2021 [Member] | Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	0.38%
Expected dividends	0.00%
Expected forfeiture rate	0.00%
Expected volatility	131.33%
Option life, share options granted | Year	1.5
Unvested stock-based compensation expense	$ 7,826